Investments Under Resale Agreements and Obligations Under Repurchase Agreements - Schedule of Instruments Acquired Under Agreements to Repurchase (Detail) - CLP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Financial instrument sold in agreement to repurchase	$ 638,851	$ 559,457
Other Chilean securities [member] | Bonds [member]
Disclosure of financial assets [line items]
Financial instrument sold in agreement to repurchase	39,691	318,389
Foreign Institution Securities [member] | Other Foreign Securities [member]
Disclosure of financial assets [line items]
Financial instrument sold in agreement to repurchase	239,258	60,320
Chilean Central Bank and Government Securities [member] | Chilean Central Bank Securities [member]
Disclosure of financial assets [line items]
Financial instrument sold in agreement to repurchase	310,565	168,778
Chilean Central Bank and Government Securities [member] | Government Securities [member]
Disclosure of financial assets [line items]
Financial instrument sold in agreement to repurchase	49,337	11,970
Up to three months [member]
Disclosure of financial assets [line items]
Financial instrument sold in agreement to repurchase	638,851	559,457
Up to three months [member] | Other Chilean securities [member] | Bonds [member]
Disclosure of financial assets [line items]
Financial instrument sold in agreement to repurchase	39,691	318,389
Up to three months [member] | Foreign Institution Securities [member] | Other Foreign Securities [member]
Disclosure of financial assets [line items]
Financial instrument sold in agreement to repurchase	239,258	60,320
Up to three months [member] | Chilean Central Bank and Government Securities [member] | Chilean Central Bank Securities [member]
Disclosure of financial assets [line items]
Financial instrument sold in agreement to repurchase	310,565	168,778
Up to three months [member] | Chilean Central Bank and Government Securities [member] | Government Securities [member]
Disclosure of financial assets [line items]
Financial instrument sold in agreement to repurchase	$ 49,337	$ 11,970